Exhibit 99.1

World Omni Auto Receivables Trust 2011-B

Monthly Servicer Certificate

June 30, 2012

Dates Covered
Collections Period	06/01/12 - 06/30/12
Interest Accrual Period	06/15/12 - 07/15/12
30/360 Days	30
Actual/360 Days	31
Distribution Date	07/16/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/12	574,000,017.70	33,269
Yield Supplement Overcollateralization Amount at 05/31/12	16,439,825.20	0

Receivables Balance at 05/31/12	590,439,842.90	33,269
Principal Payments	21,038,037.57	786
Defaulted Receivables	657,376.30	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/12	15,650,044.84	0

Pool Balance at 06/30/12	553,094,384.19	32,453

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924
Delinquent Receivables:
Past Due 31-60 days	6,286,218.04	545
Past Due 61-90 days	1,608,235.93	115
Past Due 91 + days	321,654.16	22

Total	8,216,108.13	682

Total 31+ Delinquent as % Ending Pool Balance	1.49%
Recoveries	409,542.24
Aggregate Net Losses/(Gains)—June 2012	247,834.06
Overcollateralization Target Amount	29,037,455.17
Actual Overcollateralization	29,037,455.17
Weighted Average APR	4.30%
Weighted Average APR, Yield Adjusted	5.75%
Weighted Average Remaining Term	52.79

Flow of Funds	$ Amount
Collections	23,465,446.56
Advances	16,000.63
Investment Earnings on Cash Accounts	2,919.97
Servicing Fee	(492,033.20)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	22,992,333.96

Distributions of Available Funds
(1) Class A Interest	396,573.25
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	19,808,087.75
(7) Distribution to Certificateholders	2,756,004.51
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	22,992,333.96

Servicing Fee	492,033.20
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 06/15/12	543,865,016.77
Principal Paid	19,808,087.75
Note Balance @ 07/16/12	524,056,929.02

Class A-1
Note Balance @ 06/15/12	0.00
Principal Paid	0.00
Note Balance @ 07/16/12	0.00
Note Factor @ 07/16/12	0.0000000%

Class A-2
Note Balance @ 06/15/12	194,141,016.77
Principal Paid	19,808,087.75
Note Balance @ 07/16/12	174,332,929.02
Note Factor @ 07/16/12	88.4938726%

Class A-3
Note Balance @ 06/15/12	243,000,000.00
Principal Paid	0.00
Note Balance @ 07/16/12	243,000,000.00
Note Factor @ 07/16/12	100.0000000%

Class A-4
Note Balance @ 06/15/12	87,531,000.00
Principal Paid	0.00
Note Balance @ 07/16/12	87,531,000.00
Note Factor @ 07/16/12	100.0000000%

Class B
Note Balance @ 06/15/12	19,193,000.00
Principal Paid	0.00
Note Balance @ 07/16/12	19,193,000.00

Note Factor @ 07/16/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	428,241.70
Total Principal Paid	19,808,087.75

Total Paid	20,236,329.45

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	105,159.72
Principal Paid	19,808,087.75

Total Paid to A-2 Holders	19,913,247.47

Class A-3
Coupon	0.96000%
Interest Paid	194,400.00
Principal Paid	0.00

Total Paid to A-3 Holders	194,400.00

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6076729
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.1075822

Total Distribution Amount	28.7152551

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.5338057
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	100.5486688

Total A-2 Distribution Amount	101.0824745

A-3 Interest Distribution Amount	0.8000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.8000000

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/12	65,430.66
Balance as of 06/30/12	81,431.29
Change	16,000.63

Reserve Account
Balance as of 06/15/12	1,810,700.07
Investment Earnings	222.64
Investment Earnings Paid	(222.64)
Deposit/(Withdrawal)	—
Balance as of 07/16/12	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07